Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity
Issuance of common stock related to stock awards, shares	710,361	508,696	609,187
Exercise of warrants to acquire common stock, shares			1,000
Treasury stock buy-back to acquire, shares			1,868,563
Convertible note issuance costs, deferred tax benefit (in dollars)		$ 302
Treasury stock retirement, shares		2,070,214
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	118,000,000	118,000,000
Special preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Special preferred stock, shares authorized	2,000,000	2,000,000